Warrants (Details 1) - shares	May 31, 2023	May 31, 2022
Number Outstanding	21,160,314	21,160,314
Shares Issuable Upon Exercise	21,160,314	21,160,314
2018 Firm Warrants
Number Outstanding	20,000,000	20,000,000
Shares Issuable Upon Exercise	20,000,000	20,000,000
Agent Warrants
Number Outstanding	1,160,314	1,160,314
Shares Issuable Upon Exercise	1,160,314	1,160,314